Sanctions	12 Months Ended
Dec. 31, 2021
Sanctions [Abstract]
Sanctions

36. SANCTIONS

The main sanctions received by Group companies are described below:

Subsidiaries

1.	Enel Distribución Río S.A. (Formerly Ampla Energia e Serviços S.A. or “Ampla”)

Tax sanctions

-	The Brazilian Tax Authority imposed a fine on Enel Distribución Rio after denying the authorization to offset federal taxes. Individual fines have been imposed on the company for 50% of the compensation requested and denied by the Brazilian Tax Authority. The company filed its administrative defenses against the fines and is awaiting a ruling. There are also late penalties on federal tax offsets. The principal of the offset was accepted by the Brazilian Tax Authority, but it asserted that there was a payment delay, resulting in the imposition of the fines. In December 2021 the company was successful in overturning two of the fines, having paid the total amount of ThBRL 1,204 (ThUS$216). As of December 31, 2021, the total amount involved in all other fines was ThBRL 12,337 (ThUS$ 2,215).
2.	Enel Distribución Ceará S.A. (Formerly Companhia Energetica do Ceará or Coelce)

Tax sanctions

-	The Brazilian Tax Authority imposed a fine on Enel Distribución Ceará after denying the authorization to offset federal taxes. Individual fines have been imposed on the company for 50% of the compensation requested. The company filed its administrative defenses against the fines and is awaiting a ruling. There are also late penalties on federal tax offsets. The principal of the offset was accepted by the Brazilian Tax Authority, but it asserted that there was a payment delay, resulting in the imposition of the fines. In December 2021 the company received two more fines for delay in the payment of service tax (Imposto sobre Serviços de Qualquer Natureza – ISS) from the Municipalities of Iguatu and Pereiro. As of December 31, 2021, the total amount involved in all fines was ThBRL 1,958 (ThUS$ 351).
-	In 2018, the Tax Authority of the State Treasury of Ceará imposed a fine of ThBRL 1,029 (ThUS$ 185) on Enel Distribución Ceará for alleged non-compliance with tax rules related to obligations to issue and register transit invoices. The company filed its administrative defenses against the fine and is awaiting a ruling.

Regulatory sanctions

-	In 2021, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL 35.9 million on Enel Distribución Ceará for non-compliances with maintenance and violations of quality indicators (SAIDI/SAIFI) for the year of 2020. The company filed an appeal against the fine, which was accepted by ANEEL, reducing the value of the fine to the ThBRL 31,800 (ThUS$ 5,709). On November 23, 2021, the company’s administrative appeal was judged, and the fine was reduced. As of December 31, 2021 the amount involved in the fine was ThBRL 26,500 (ThUS$ 4,759).
3.	Enel Distribución Goiás (Formerly CELG Distribuição S.A)

Regulatory sanctions

-	In 2016, the Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine of BRL 62 million on Enel Distribución Goiás for failure to fulfill a sector obligation linked to the Account for the Development of Energy (Conta de Desenvolvimento Energético or CDE). The company filed an appeal to reduce the fine to BRL 25 million. The company also posted a bond and filed a lawsuit for the fine’s total nullification, which is still pending resolution. As of December 31, 2021, the amount involved in the fine was ThBRL 41,645 (ThUS$ 7,476).
-	In 2019, ANEEL imposed a fine of BRL 61 million on Enel Distribución Goiás for breaches of customer service and energy supply quality indicators. The company filed an appeal against the fine, which was accepted by ANEEL, reducing the fine from BRL 62 million to BRL 45 million. A new motion for reconsideration was filed, as a result of which ANEEL reduced the fine amount to BRL 31 million. As of December 31, 2021, the amount involved in the fine was ThBRL 34,180 (ThUS$ 6,136).
-	In 2020, the Agência Goiana de Regulação (AGR) imposed a fine of BRL 44 million (ThUS$ 7,899) on Enel Distribución Goiás for breaches of maintenance and quality indicators (SAIDI/SAIFI). The company filed an appeal against the fine with ANEEL, which was accepted by ANEEL, reducing the amount of the fine by BRL 1 million. A new motion for reconsideration was filed, which is pending resolution. As of December 31, 2021, the amount involved in the fine was ThBRL 45,750 (ThUS$ 8,214).
4.	Enel Distribución Sao Paulo (Formerly Eletropaulo)

Regulatory sanctions

-	The Brazilian National Electricity Regulatory Agency (ANEEL) imposed a fine on Enel Distribución São Paulo for alleged errors in the records of the company’s asset base. The company filed an appeal which was dismissed. The company filed a lawsuit seeking the total nullification of the fine. The judge in the court of first instance issued a decision dismissing the company’s claims. The company has filed an appeal with the Court of Justice (court of second instance), which is pending resolution. There is an injunction in place, suspending all the effects of the fines. As of December 31, 2021 the amount involved in the fines was ThBRL 190,120 (ThUS$ 34,132).
-	ANEEL imposed a fine on Enel Distribución São Paulo for alleged formal inconsistencies of asset accounting records. The company asserted that the errors have not generated any negative practical consequences for tariffs, and even less for the service provided by the company. The company’s administrative appeal was dismissed, and the company filed a lawsuit for the total nullification of the fine. On May 29, 2019, the judge in the court of first instance issued a decision dismissing the company’s claims. The company filed an appeal with the Court of Justice (court of second instance) which is pending resolution. As of December 31, 2021, the amount involved in the fines was ThBRL 94,200 (ThUS$ 16,912).
-	In 2012, ANEEL imposed a fine on Enel Distribución São Paulo for alleged formal inconsistencies of records of consumer supply quality indices, as well as the payment of compensation to customers for non-compliance with these indices. The company filed its administrative defenses. In April 2020, the company filed a lawsuit with the court seeking nullification of the fine and a decision was issued suspending all the effects of the fines. As of December 31, 2021 the amount involved in the fines was ThBRL 30,770 (ThUS$ 5,524).
-	ANEEL imposed a fine on Enel Distribución São Paulo for non-compliance with consumer supply quality indices during 2013. The company filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 24, 2018, the company filed a lawsuit seeking the nullification of the fine. On October 8, 2021 the judge in the court of first instance issued a decision dismissing the company’s claim. The company filed an appeal with the Court of Justice (court of second instance) against such decision, which is pending resolution. There is an injunction in place suspending all effects of the sanctions. As of December 31, 2021, the amount involved in the fines was ThBRL 70,530 (ThUS$ 12,662).
-	ANEEL imposed a fine on Enel Distribución São Paulo for non-compliance with consumer supply quality indices during 2014. The company filed its administrative defenses against the fine, which was decided unfavorably to the company. On July 31, 2018, the company filed a lawsuit seeking the nullification or reduction of the fine. On October 17, 2019, the judge in the court of first instance denied the company’s request for nullification. The company filed an appeal with the Court of Justice (court of second instance) against such decision, which is pending resolution. As of December 31, 2021, the amount involved in the fines was ThBRL 35,970 (ThUS$ 6,457).
-	ANEEL imposed a fine on Enel Distribución São Paulo for nonconformity in the Budgetary Liquidation process. The company filed its administrative defenses against the fine, which was decided unfavorably to the company. The company filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was unfavorable to the company, which filed an appeal with the Court of Justice (court of second instance) against such decision, which is pending resolution. As of December 31, 2021, the amount involved in the fines was ThBRL 28,350 (ThUS$ 5,089).
-	ANEEL imposed a fine on Enel Distribución São Paulo for nonconformity in the Budgetary Liquidation process. The company filed its administrative defenses against the fine, which was decided unfavorably to the company. The company filed a lawsuit seeking the nullification or reduction of the fine. The first instance ruling was favorable to the company. ANEEL filed an appeal which is pending resolution. As of December 31, 2021, the amount involved in the fines was ThBRL 89,654 (ThUS$ 16,095).
-	In July 2002, the Municipality of Jandira imposed a fine on Enel Distribución São Paulo for violation of municipal laws with respect to the road network in the municipality. The company’s administrative defenses against the fines were decided unfavorably to the company. The company filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to the company, which filed an appeal against it and succeeded having the decision reversed in its favor. The Municipality of Jandira filed appeals with the Superior Court of Justice and the Federal Court of Justice. The Superior Court of Justice dismissed the Municipality’s appeal. The Municipality of Jandira filed a subsequent appeal for review by the panel of judges, who dismissed the appeal. The Municipality of Jandira filed a subsequent appeal to standardize the internal ruling of the Superior Court of Justice. The reporting judge determined the suspension of the appeal until the Superior Court of Justice decides the leading cases about the same matter. As of December 31, 2021 the amount involved in the fines was ThBRL 30,100 (ThUS$ 5,404).
-	The Municipality of Sao Paulo imposed a fine on Enel Distribución São Paulo for violation of municipal traffic laws involving a restricted area of circulation. The company’s administrative defenses against the fines were decided unfavorably to the company. In 2011, the company filed a lawsuit seeking the nullification of the fine. The first instance ruling was unfavorable to the company, which filed an appeal, which is pending. As of December 31, 2021, the amount involved in the fines was ThBRL 41,370 (ThUS$ 7,428).
-	In February 2012, the Municipality of Itapevi imposed a fine on Enel Distribución São Paulo for violation of municipal laws with respect to the road network in the municipality. The company’s administrative defenses against the fines were decided unfavorably to the company. The company filed a lawsuit seeking the nullification of the fine. The first and second instance rulings were unfavorable to the company, which filed appeals with the Superior Court of Justice and the Federal Supreme Court, both of which were dismissed in August 2021. The City Council of the Municipality of Itapevi has filed a request for payment of the amounts. In parallel, the Brazilian Association of Electric Energy Distributors (ABRADEE) filed a direct action of unconstitutionality (ADIN) against the municipal legislation that created the fines and the Court of Justice of the State of São Paulo suspended the effects of the municipal legislation by means of a preliminary injunction. The lawsuit is suspended until a final decision on the ADIN. As of December 31, 2021, the amount involved in the fines was ThBRL 31,300 (ThUS$ 5,619).

Tax sanctions

-	The Brazilian Tax Authority imposed a fine on Enel Distribución São Paulo after denying the authorization to offset federal taxes. Individual fines have been imposed on the company for 50% of the compensation requested. The company filed its administrative defense against the fines and is awaiting a ruling. As of December 31, 2021, the amount involved in the fines was ThBRL 71,397 (ThUS$ 12,818).
5.	Apiacás Energia S.A.

Environmental sanctions

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On October 1, 2020, Apiacás Energia S.A. was notified of two sanctions imposed by the municipal environmental body of Chapada dos Guimarães, in the State of Mato Grosso for alleged non-compliance with the obligation to release and repopulate fry from the Casca II and Casca III hydroelectric plants. On October 21, 2020, the company filed its administrative defense. In November 2021, the judicial collection of the fine was initiated before the settlement received by the Casca III hydroelectric plant in the amount of ThBRL 53,810 (ThUS$9,661). As of December 31, 2021, the amount involved on the two fines was ThBRL 92,250 (ThUS$16,562).

6.	Enel Generación Perú S.A.A. (Formerly Edegel S.A.A.)

Tax sanctions

As of December 31, 2021, Enel Generación Perú S.A.A. has incurred the following tax fines:

-	As part of a corporate tax audit procedure for the 1999 fiscal year, SUNAT issued Fine Resolution No. 0120020004919 to the company by means of which it imposed a fine of ThPEN 2,077 (ThUS$520) by way of annual corporate income tax, whose default interest as of the payment date amounted to ThPEN 10,502 (ThUS$ 2,629). The imposition of this penalty is being challenged in the judicial courts.
-	As part of a corporate tax audit procedure for the 2000 and 2001 fiscal years, SUNAT issued Fine Resolution No. 0120020008723 to the company by means of which it imposed a fine by way of annual corporate income tax for the year 2000. Considering several payments made and the reassessment made by SUNAT, to date, this penalty qualifies as probable and amounts to ThPEN 3,915 (ThUS$ 980), and the default interest to date amounts to ThPEN 5,710 (ThUS$ 1,429). The company is currently waiting for SUNAT to offset the amount of this tax debt against the credits recognized by the Tax Court.
-	As part of an audit procedure for the Ad Valorem General Sales Tax (IGV) and Municipal Promotion Tax (IPM) on imports for 2008 and 2009, SUNAT issued Division Resolution No. 0003X4100/2013-000440 to Banco Scotiabank del Perú (legal owner of Central Santa Rosa under a finance lease agreement, whereby the company is responsible for all contingencies arising therefrom), whereby a fine amounting to ThUS$ 2,974 was imposed (the customs fines were paid in U.S. dollars). The imposition of this fine is being challenged in the judicial courts, for which ThPEN 5,832 (ThUS$ 1,459) had to be paid, the default interest of which, to date, amounted to ThPEN 3,395 (ThUS$ 850). The full amount of the tax debt related to the aforementioned fine was not paid, since part of it was barred by the statute of limitations.
7.	Enel Perú S.A.C. (Formerly Generandes Perú)

Tax sanctions

As of December 31, 2021, Enel Perú had incurred the following tax fine:

-	As part of an audit procedure for corporate tax and IGV for fiscal year 2000, SUNAT issued a Fine Resolution to the company by means of which it imposed a fine of PEN 2,920,104 (ThUS$ 731) by way of annual corporate income tax and whose default interest as of the payment date amounted to PEN 14,053,695 (ThUS$ 3,885). Similarly, SUNAT issued a Fine Resolution to the company by means of which it imposed fines of ThPEN 1,772 (ThUS$ 518) for the improper application of the IGV for the periods of April, June and October 2000, which total ThPEN 1,772 (ThUS$444), whose default interest as of the payment date amounted to ThPEN 10,231 (ThUS$ 2,561). The imposition of these penalties is being challenged in the judicial courts.
8.	Enel Generación Piura (Formerly EEPSA)

Tax sanctions

As of December 31, 2021, Enel Generación Piura has incurred the following tax fine:

-	As part of a tax audit procedure for the IGV and IPM on imports for the 2011 fiscal year, SUNAT issued a Fine Resolution to the company by means of which it imposed a penalty of ThPEN 6,868 (ThUS$ 1,719), whose current default interest to date amounts to ThPEN 4,844 (ThUS$ 1,212). Note that the imposition of this penalty is being challenged in the judicial courts.

-	As part of the audit procedure for the IGV and IPM on imports for 2016, SUNAT issued Division Resolution No. 253-2020-SUNAT-323100 to Banco Scotiabank del Perú (legal owner of the Power Replacement Project of the Malacas Power Station - Unit TG6, under a finance lease agreement, whereby the company is responsible for all contingencies arising therefrom), whereby it imposed a fine amounting to ThPEN 4,552 (ThUS$ 1,140), which was paid with a 60% reduction: (i) fine of ThPEN 1,821 (ThUS$ 456) ; and (ii) default interest of PEN 1,165,075 (ThUS$ 292), as of the date of payment. The imposition of the aforementioned fine is being challenged before the Tax Court.

In relation to the sanctions described above, the Group has established provisions for ThUS$ 43,887 as of December 31, 2021 (see Note 24). There are other sanctions that also have associated provisions but they are not described in this note, since they individually represent immaterial amounts. Management believes that the provisions recorded adequately cover the risks due to penalties, Therefore, they do not expect additional liabilities to arise from those already registered.